Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Related Party

Amounts due from related party consisted of the following as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
	(Unaudited)
Current
Libra Sciences Limited (Note b)	$519,002	$522,192
Allowance for credit loss	(519,002)	(522,192)
Total	$-	$-

Amounts due to related parties consisted of the following as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
	(Unaudited)
Current
Aeneas Group Limited (Note a)	$79,180	$79,180
Ian Huen	520	464
	$79,700	$79,644

	June 30, 2025	December 31, 2024
	(Unaudited)
Convertible notes to a related party - Current
Jurchen Investment Corporation (Note 15)	$-	$3,238,500

Convertible notes to a related party – Non-current
Jurchen Investment Corporation (Note 15)	$3,328,500	$-

Related party transactions consisted of the following for the six months ended June 30, 2025 and 2024:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Interest expenses (Note 15)
- Jurchen Investment Corporation	$90,000	90,000